BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 4, 2009,

to the Prospectus, dated May 1, 2008

for the Class I Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with, such Prospectus.

Effective immediately, all references in the Prospectus to the names of certain Underlying Funds’ Underlying Indexes are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital 20+ Year U.S. Treasury Index	Barclays Capital U.S. 20+ Year Treasury Bond Index
Barclays Capital Intermediate U.S. Credit Index	Barclays Capital U.S. Intermediate Credit Bond Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

These name changes are the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Funds’ investment objectives or principal investment strategies.

BGF-A-LPI-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 4, 2009,

to the Prospectus, dated May 1, 2008

for the Class R Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with, such Prospectus.

Effective immediately, all references in the Prospectus to the names of certain Underlying Funds’ Underlying Indexes are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital 20+ Year U.S. Treasury Index	Barclays Capital U.S. 20+ Year Treasury Bond Index
Barclays Capital Intermediate U.S. Credit Index	Barclays Capital U.S. Intermediate Credit Bond Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

These name changes are the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Funds’ investment objectives or principal investment strategies.

BGF-A-LPR-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 4, 2009,

to the Prospectus, dated May 1, 2008

for the Class S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with, such Prospectus.

Effective immediately, all references in the Prospectus to the names of certain Underlying Funds’ Underlying Indexes are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital 20+ Year U.S. Treasury Index	Barclays Capital U.S. 20+ Year Treasury Bond Index
Barclays Capital Intermediate U.S. Credit Index	Barclays Capital U.S. Intermediate Credit Bond Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

These name changes are the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Funds’ investment objectives or principal investment strategies.

BGF-A-LPS-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 4, 2009,

to the Statement of Additional Information, dated May 1, 2008 for the LifePath Portfolios - Class I, Class R and Class S Shares of the

of Barclays Global Investors Funds

The information in this Supplement updates information in such

Statement of Additional Information, supersedes any contrary information in any such

Statement of Additional Information or any prior supplement,

and should be read in conjunction with, such Statement of Additional Information.

Effective immediately, all references in the Statement of Additional Information to the names of certain

Underlying Funds’ Underlying Indexes are changed as follows:

Former Name of Underlying Index	New Name of Underlying Index
Barclays Capital 20+ Year U.S. Treasury Index	Barclays Capital U.S. 20+ Year Treasury Bond Index
Barclays Capital Intermediate U.S. Credit Index	Barclays Capital U.S. Intermediate Credit Bond Index
Barclays Capital U.S. Treasury TIPS Index	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

These name changes are the result of changes in naming conventions by Barclays Capital Inc., the index provider, and will not result in changes to the Underlying Funds’ investment objectives or principal investment strategies.

BGF-SAILPIR0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE